UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4688

Dreyfus Premier Value Equity Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31

Date of reporting period:	7/31/05

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FORM N-Q

Item 1.	Schedule of Investments.

Dreyfus Premier International Opportunities Fund
Statement of Investments
July 31, 2005 (Unaudited)

Common Stocks--97.7%	Shares	Value ($)

Australia--1.5%
Amcor	23,392	124,230
National Australia Bank	6,564	155,403
		279,633
Belgium--1.0%
Fortis	6,650	194,563

Brazil--1.3%
Petroleo Brasileiro, ADR	2,600	136,682
Telecomunicacoes Brasileiras, ADR	3,824	113,343
		250,025
Canada--3.0%
Alcan	2,620	88,504
Canadian Imperial Bank of Commerce	1,400	91,545
Quebecor World	10,530	199,653
Sobeys	3,820	117,072
Torstar, CI. B	3,910	77,938
		574,712
China--1.0%
China Telecom Corp, CI. H	242,000	93,392
Huadian Power International, CI. H	306,400	88,684
		182,076
Finland--1.4%
M-real, CI. B	19,100	106,806
Nokia	700	11,183
Nokia, ADR	3,809	60,753
UPM-Kymmene	4,548	88,433
		267,175
France--7.8%
BNP Paribas	2,590	187,401
Carrefour	4,790	226,251
Credit Agricole	6,170	169,218
France Telecom	7,583	234,278
Sanofi-Aventis	1,820	157,517
Schneider Electric	1,080	84,956
Total	1,193	299,552
Valeo	3,297	139,774
		1,498,947
Germany--7.5%
Allianz	1,090	138,497
Deutsche Bank	2,235	193,840
Deutsche Lufthansa	9,238	115,979
Deutsche Post	8,416	208,766
Deutsche Postbank	2,040	105,885
Deutsche Telekom	7,060	140,104

E.ON	1,614	149,379
Heidelberger Druckmaschinen	2,190	73,265
Infineon Technologies	11,310 a	111,536
KarstadtQuelle	702 a	9,605
Medion	1,860	31,090
Volkswagen	2,960	160,530
		1,438,476
Hong Kong--1.0%
Bank of East Asia	38,342	116,402
China Mobile (Hong Kong)	15,700	63,012
Citic Pacific	6,100	17,930
		197,344
Hungary--.6%
Magyar Telekom	24,500	109,191

India--1.4%
Hindalco Industries, GDR	2,600 b	78,000
Mahanagar Telephone Nigam, ADR	10,200	80,172
Reliance Industries, GDR	3,600 b	116,100
		274,272
Indonesia--.4%
PT Gudang Garam	64,400	84,400

Ireland--1.3%
Bank of Ireland	15,280	253,554

Italy--3.8%
Banche Popolari Unite Scrl	1,835	37,149
Banco Popolare di Verona e Novara Scrl	3,380	60,433
Benetton Group	8,640	85,834
ENI	7,605	216,138
Finmeccanica	5,920	108,233
UniCredito Italiano	41,550	220,249
		728,036
Japan--21.7%
Aeon	9,100	147,699
Alps Electric	4,900	73,295
Canon	2,800	138,530
Credit Saison	3,500	116,791
Dentsu	34	84,107
Fuji Heavy Industries	27,400	117,763
Fuji Photo Film	3,700	114,905
Funai Electric	1,100	106,104
JS Group	4,600	74,907
KDDI	34	163,979
Kao	6,400	146,361
Kuraray	8,800	78,932
Lawson	600	21,516
Mabuchi Motor	2,400	133,262
Matsumotokiyoshi	2,400	62,787
Minebea	24,500	102,465
Mitsubishi Tokyo Financial Group	12	100,801

Murata Manufacturing	1,900	91,974
Nippon Express	48,000	205,446
Nippon Telegraph & Telephone	24	104,004
ORIX	700	103,524
Rinnai	4,900	118,162
Rohm	1,600	145,222
Sekisui House	10,000	100,997
77 Bank	19,000	111,924
Shin-Etsu Chemical	4,400	166,791
Skylark	7,300	105,427
Sohgo Security Services	3,799	49,017
Sumitomo Bakelite	13,000	80,281
Sumitomo Chemical	20,500	104,707
Sumitomo Mitsui Financial Group	36	237,373
TDK	800	54,956
Takeda Pharmaceutical	2,950	150,939
Takefuji	2,280	147,699
Toyoda Gosei	6,000	103,631
Toyota Motor	3,700	139,927
Yamaha Motor	2,700	50,093
		4,156,298
Malaysia--.6%
Sime Darby	67,200	110,193

Mexico--1.9%
Cemex, ADR	1,812	85,454
Coca-Cola Femsa, ADR	5,100	145,401
Telefonos de Mexico, ADR	7,120	137,202
		368,057
Netherlands--4.7%
ABN AMRO Holding	5,472	136,866
Aegon	11,580	166,030
Heineken	5,597	178,251
Koninklijke Philips Electronics	6,890	187,126
Koninklijke Philips Electronics (New York Shares)	670	18,170
VNU	2,510	72,036
Wolters Kluwer	7,081	137,772
		896,251
Portugal--.7%
Energias de Portugal	53,117	141,748

Singapore--1.8
DBS Group Holdings	21,850	211,536
United Overseas Bank	14,600	132,568
		344,104
South Africa--1.6%
Anglo American	6,360	161,005
Nampak	37,409	86,432
Nedbank Group	9,079	117,303
Sappi	10,600	109,564
		474,304
South Korea--3.7%

Hyundai Motor, GDR	3,400 b	115,940
KT, ADR	5,600	123,984
Kookmin Bank, ADR	2,350	123,798
Korea Electric Power, ADR	6,360	111,109
SK Telecom, ADR	5,200	111,644
Samsung Electronics, GDR	470 b	129,603
		716,078
Spain--2.4%
Banco Sabadell	2,540	64,917
Endesa	8,930	200,069
Repsol YPF	1,100	30,849
Repsol YPF, ADR	6,120	170,564
		466,399
Sweden--.9%
Svenska Cellulosa, CI. B	5,140	174,125

Switzerland--6.1%
Ciba Specialty Chemicals	3,193	191,149
Clariant	4,850	67,408
Lonza Group	970	53,588
Nestle	810	222,327
Novartis	4,960	241,472
Swiss Reinsurance	2,980	189,735
UBS	2,470	203,100
		1,168,779
Taiwan--1.2%
Compal Electronics, GDR	28,196 b	128,287
United Microelectronics, ADR	27,851 a	107,226
		235,513
United Kingdom--17.4%
BAA	9,300	98,669
BAE Systems	11,045	59,805
BOC Group	5,254	99,939
BP	20,000	221,332
BT Group	36,369	145,456
Barclays	18,271	178,911
Boots Group	15,087	160,596
Bunzl	1,971	18,070
Centrica	39,690	163,623
Diageo	11,840	163,604
Filtrona	2,360 a	9,553
GKN	31,070	144,882
GlaxoSmithKline	12,259	289,003
HSBC Holdings	7,979	129,470
Marks & Spencer Group	11,531	72,609
Old Mutual	51,200	117,463
Rexam	7,750	66,692
Rio Tinto	771	25,699
Royal Bank of Scotland Group	7,883	234,887
Royal Dutch Shell, Cl. A	6,000	184,274
Sainsbury (J)	19,506	95,872
Unilever	19,090	184,749

Vodafone Group	120,612	310,633
		3,175,791
Total Investments (cost $15,794,404)	97.7%	18,760,044
Cash and Receivables (Net)	2.3%	446,851
Net Assets	100.0%	19,206,895
ADR--American Deposiory Receipts
GDR--Global Depository Receipts

a	Non-income producing
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, these securities amounted to $567,930 or 3.0% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

See notes to financial statements

Dreyfus Premier Value Fund
Statement of Investments
July 31, 2005 (Unaudited)

Common Stock-99.6%	Shares		Value($)

Auto Parts-.3%
CSK Auto	18,500	a	346,135

Banking-1.9%
Bank of America	39,408		1,718,189
PHH	23,990	a	678,677
			2,396,866
Basic Industries-3.2%
Air Products & Chemicals	9,200		549,792
Bowater	16,500		557,865
Martin Marietta Materials	22,600		1,642,794
Owens-Illinois	18,900	a	484,785
Walter Industries	16,800		747,768
			3,983,004
Beverages And Tobacco-2.4%
Altria Group	45,700		3,060,072

Capital Goods-10.6%
Agilent Technologies	34,300	a	900,032
Avery Dennison	11,700		663,039
Emerson Electric	27,000		1,776,600
Fluor	6,900		440,220
Navistar International	35,000	a	1,195,250
NCR	82,900	a	2,877,459
Thermo Electron	24,000	a	716,640
Tyco International	62,100		1,892,187
United Technologies	55,000		2,788,500
			13,249,927
Communications Service And Manufacturing-.6%
Motorola	34,000		720,120

Consumer-.6%
Arch Coal	12,200		694,424

Consumer Cyclical-.4%
Kohl's	9,600	a	540,960

Consumer Non-Durables-4.9%
Campbell Soup	20,800		641,680
Colgate-Palmolive	48,700		2,578,178
Del Monte Foods	108,100	a	1,215,044
NIKE, Cl. B	12,400		1,039,120
Polo Ralph Lauren	12,700		625,348
			6,099,370
Consumer Services-9.9%
Abercrombie & Fitch, Cl. A	9,000		648,450
Advance Auto Parts	9,700	a	668,912
ARAMARK, Cl. B	34,800		968,832
Brinker International	15,600	a	638,040
Cendant	28,300		604,488
Clear Channel Communications	80,500		2,627,520
Entercom Communications	16,900	a	536,068
Liberty Global, Cl. A	17,000	a	806,480
McDonald's	43,600		1,359,012
Omnicom Group	18,500		1,570,095
Talbots	37,000		1,264,290
Viacom, Cl. B	20,100		673,149
			12,365,336

Consumer Staples-.6%
Dean Foods	21,100	a	753,270

Drugs-.9%
Wyeth	25,400		1,162,050

Electronic Technology-1.0%
EMC	43,400	a	594,146
Hewlett-Packard	25,800		635,196
			1,229,342
Energy-11.2%
BP, ADR	17,800		1,172,664
Chevron	70,900		4,112,909
ConocoPhillips	36,500		2,284,535
Cooper Cameron	16,100	a	1,142,778
Exxon Mobil	78,960		4,638,900
Kerr-McGee	8,890		713,067
			14,064,853
Financial-24.2%
American Express	10,700		588,500
American International Group	36,827		2,216,985
AmeriCredit	24,900	a	665,328
Capital One Financial	8,500		701,250
Chubb	30,000		2,664,600
CIGNA	6,000		640,500
Citigroup	109,701		4,771,994
Fannie Mae	22,300		1,245,678
Fidelity National Financial	2,200		86,680
Freddie Mac	27,700		1,752,856
Genworth Financial, Cl. A	70,600		2,214,016
Janus Capital Group	32,300		485,146
Merrill Lynch & Co.	38,100		2,239,518
PMI Group	51,500		2,108,925
PNC Financial Services Group	24,000		1,315,680
Radian Group	18,000		928,440
St. Paul Travelers Cos.	15,200		669,104
SunTrust Banks	20,000		1,454,400
Wachovia	23,000		1,158,740
Wells Fargo & Co.	39,300		2,410,662
			30,319,002
Financial Services-4.7%
Goldman Sachs Group	19,000		2,042,120
JPMorgan Chase & Co.	93,172		3,274,064
Morgan Stanley	11,900		631,295
			5,947,479
Foods-.6%
General Mills	17,200		815,280

Health Care-1.6%
Boston Scientific	45,000	a	1,302,750
Medco Health Solutions	14,800	a	716,912
			2,019,662
Insurance-1.1%
Endurance Specialty Holdings	16,600		647,400
Reinsurance Group of America	18,500		780,145
			1,427,545
Interest Sensitive-1.9%
Lincoln National	13,000		627,900
Washington Mutual	40,200		1,707,696
			2,335,596
Internet-.3%
WebMD	32,200	a	341,642

Merchandising-.3%

Foot Locker	18,100		452,500

Oil Comp-Integrated-.5%
Marathon Oil	11,300		659,468

Oil-Crude Producers-.5%
Amerada Hess	5,800		683,588

Process Industries-.8%
Shaw Group	50,600	a	967,472

Retailing-.5%
Payless ShoeSource	32,600	a	633,092

Specialty Chemicals-.6%
Mosaic	40,600	a	706,440

Technology-6.1%
Agere Systems	43,760	a	489,674
Automatic Data Processing	32,000		1,421,120
Ceridian	23,500	a	491,855
Fairchild Semiconductor International, Cl. A	68,400	a	1,153,224
Fiserv	17,500	a	776,475
International Business Machines	17,200		1,435,512
Microsoft	51,900		1,329,159
Solectron	145,600	a	559,104
			7,656,123
Transportation-1.1%
CSX	9,000		409,860
Union Pacific	13,900		977,309
			1,387,169
Utilities-6.3%
ALLTEL	19,300		1,283,450
Constellation Energy Group	10,900		656,289
Entergy	8,000		623,520
Exelon	24,300		1,300,536
NRG Energy	30,400	a	1,165,840
PG&E	33,800		1,271,894
SBC Communications	66,600		1,628,370
			7,929,899
Total Common Stocks
(cost $107,071,349)			124,947,686

	Principal
Short Term Investments-0.5%	Amount($)		Value($)

U.S. Treasury Bills:
3.06%, 8/18/2005	486,000		485,286
3.15%, 8/25/2005	130,000		129,695
Total Short-Term Investments
(cost $615,025)			614,981

Total Investments(cost $107,686,374)	100.1%		125,562,667

Liabilities, Less Cash and Receivables	(.1%)		(153,444)

Net Assets	100.0%		125,409,223

ADR - American Depository Receipts.
a Non-income producing.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Value Equity Funds

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	September 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	September 16, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	September 16, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940. (EX-99.CERT)

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